FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Interbank funds
Total interbank borrowings, overnight funds and borrowings from banks and others	$ 15,758.7		$ 51,211,990	$ 45,276,036	[2]
Local
Interbank funds
Overnight funds			4,152	1,464
Interbank funds purchased			173,274	336,431
Commitments to transfer open and closed repo operations			1,884,750	715,364
Commitments to transfer simultaneous operations			2,306,037	2,272,496
Commitments originated in short positions simultaneous operations			362,833	176,048
Total interbank funds			4,731,046	3,501,803
Borrowings			1,964,408	2,831,100
Letters of credit			300	485
Bankers Acceptances			217	17
Total borrowings from banks and others			1,964,925	2,831,602
Foreign
Interbank funds
Overnight funds				217
Interbank funds purchased			1,568,172	1,135,110
Commitments to transfer open and closed repo operations			514,860	333,300
Total interbank funds			2,083,032	1,468,627
Borrowings			17,190,315	14,529,524
Andean Development Corporation			384,758
Letters of credit			356,640	195,988
Bankers Acceptances			664,429	648,206
Discoveries in bank current account			49,699
Total borrowings from banks and others			18,645,841	15,373,718
Total interbank borrowings, overnight funds and borrowings from banks and others			$ 27,424,844	$ 23,175,750

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.